Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payments
Schedule of the terms and conditions of grants

Options grant	Number of	Vesting conditions
Period	options	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
Quarter 4, 2007	660,211	144,962	29,965	—	—	—	—	—	485,284	—
Quarter 1, 2008	92,470	—	92,470	—	—	—	—	—	—	—
Quarter 2, 2008	90,332	54,264	36,068	—	—	—	—	—	—	—
Quarter 3, 2008	147,816	3,876	52,658	—	—	—	—	—	91,282	—
Quarter 4, 2008	82,171	32,558	—	—	—	—	—	—	49,613	—
Quarter 1, 2009	8,616	—	8,616	—	—	—	—	—	—	—
Quarter 3, 2009	34,109	34,109	—	—	—	—	—	—	—	—
Quarter 4, 2009	29,457	29,457	—	—	—	—	—	—	—	—
Quarter 1, 2010	26,356	26,356	—	—	—	—	—	—	—	—
Quarter 2, 2010	94,186	94,186	—	—	—	—	—	—	—	—
Quarter 4, 2010	727,450	547,450	—	180,000	—	—	—	—	—	—
Quarter 3, 2011	63,000	63,000	—	—	—	—	—	—	—	—
Quarter 4, 2011	183,000	183,000	—	—	—	—	—	—	—	—
Quarter 1, 2012	40,400	40,400	—	—	—	—	—	—	—	—
Quarter 2, 2012	9,000	9,000	—	—	—	—	—	—	—	—
Quarter 3, 2012	97,500	97,500	—	—	—	—	—	—	—	—
Quarter 4, 2012	457,500	7,500	—	—	135,000	315,000	—	—	—	—
Quarter 1, 2013	328,000	328,000	—	—	—	—	—	—	—	—
Quarter 2, 2013	92,100	92,100	—	—	—	—	—	—	—	—
Quarter 3, 2013	5,000	5,000	—	—	—	—	—	—	—	—
Quarter 4, 2013	110,000	110,000	—	—	—	—	—	—	—	—
Quarter 1, 2014	147,300	122,300	—	—	—	—	25,000	—	—	—
Quarter 3, 2014	13,500	13,500	—	—	—	—	—	—	—	—
Quarter 4, 2014	179,500	—	—	—	—	—	—	179,500	—	—
Modification (i)	(133,139)	—	—	—	—	—	—	(133,139)	—
Quarter 2, 2015	61,000	26,000	—	—	—	—	—	35,000	—	—
Quarter 3, 2015	60,500	60,500	—	—	—	—	—	—	—	—
Quarter 4, 2015	813,000	123,000	—	90,000	—	—	—	—	—	600,000
Modification (ii)	(190,000)	—	—	—	—	—	—	—	—	(190,000)
Quarter 1, 2016	78,000	78,000	—	—	—	—	—	—	—	—
Quarter 2, 2016	13,000	13,000	—	—	—	—	—	—	—	—
Quarter 4, 2016	17,000	17,000	—	—	—	—	—	—	—	—
Quarter 2, 2017	250,250	250,250	—	—	—	—	—	—	—	—
Quarter 4, 2017	52,004	26,500	—	—	20,000	—	—	—	5,504	—
Total options Granted	4,740,589

(1)	25% - vests one year after grant date and an additional 6.25% vests at the end of each quarter beginning one year after the grant date
(2)	Fully vested at grant date.
(3)	33.33% - vests one year after grant date and an additional 33.33% vests at the end of each year beginning one year after the grant date.
(4)	Vests one year after the grant date.
(5)	Vests three years after the grant date, subject to performance condition as detailed above.
(6)	Vests 11 months after the grant date.
(7)	33% - vests one year after grant date and an additional 8.33% vests at the end of each quarter beginning one year after the grant date.
(8)	Other than (1) - (7) above (mainly - quarterly-based, ten to twelve quarters).
(9)

300,000 options fully vested at grant date out of which 190,000 were granted in lieu of 190,000 options which were cancelled. See sub note 9(ii) below. The remaining 300,000 options were subject to market condition with a service period of one year from grant date for 50% of the options, and a service period of two years from grant date for the remaining 50% of the options.

(i)

In November 2014, the Company modified the terms of part of the above grants by cancelling 494,496 outstanding options and granting in return 361,357 new options with a lower exercise price. The new options include new vesting conditions as described in sub note 7 above.

(ii)

In December 2015, the Company modified the terms of part of the above grants by cancelling 190,000 outstanding options and granting in return 190,000 options, fully vested, with lower exercise price. See sub note 9 above.

Schedule of the number and weighted average exercise prices of options

	Number of options and RSUs			Weighted average exercise price ($) (*)
	2015	2016	2017	2015	2016	2017
Outstanding at January 1	1,813,591	2,273,499	1,520,887	29.11	22.21	19.07
Forfeited and expired during the period	(204,332)	(589,617)	(38,132)	38.04	22.60	15.68
Exercised during the period	(80,260)	(270,995)	(762,179)	15.80	20.32	20.19
Granted during the period	934,500	108,000	302,254	15.50	16.61	53.56
Modification during the period	(190,000)	—	—	15.00	—	—
Outstanding at December 31,	2,273,499	1,520,887	1,022,830	22.21	19.07	24.48
Exercisable at December 31,	959,339	1,019,031	595,136	21.00	20.07	18.21
Weighted average remaining contractual life (years) (*)	4.15	3.60	3.08
Weighted average contractual life (years) (*)	6.07	6.07	5.11

(*)Weighted average data excludes RSU.

Schedule of inputs used in the measurement of the fair values of share-based payment plans

	Year ended December 31,
	2015			2016			2017
Weighted average fair value at grant date (in USD)			8.08			7.18			39.15
The parameters used to calculate fair value:
Share price (on grant date) (weighted average) (in USD)			17.26			16.47			57.43
Exercise price (weighted average) (in USD)			15.50			16.61			53.56
Expected volatility (weighted average)	45%	-	58%	42%	-	56%	42%	-	48%
Option life (years)			5			5			5
Expected dividends			0%			0%			0%
Risk-free interest rate	0.38%	-	1.72%	0.47%	-	1.38%	1.10%	-	2.06%

Schedule of expenses from share-based payment grants

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Expenses arising from share-based payment grants settled by the Company’s equity instruments	6,471	4,801	5,225